INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8.INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	June 30,	December 31,
	2024	2023
Copyrights	$713,986	$730,810
Software	69,579	65,335
Less: accumulated amortization	(463,676)	(394,596)
	$319,889	$401,549

For the six months ended June 30, 2024 and 2023, the Company purchased software of $5,789 and $23,052, respectively.

Amortization expense was $78,730 and $84,676 for the six months ended June 30, 2024 and 2023, respectively.